Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.28%
Aerospace & Defense–1.92%
Airbus SE (France)	77,967	$17,850,523
Howmet Aerospace, Inc.	128,097	26,654,424
Northrop Grumman Corp.	30,764	21,296,687
		65,801,634
Agricultural & Farm Machinery–0.93%
Deere & Co.	60,424	31,903,872
Apparel Retail–0.68%
Ross Stores, Inc.	123,265	23,253,942
Application Software–2.17%
Intuit, Inc.	69,154	34,502,314
Salesforce, Inc.	186,605	39,614,375
		74,116,689
Asset Management & Custody Banks–0.80%
KKR & Co., Inc., Class A	240,790	27,512,665
Biotechnology–1.59%
AbbVie, Inc.	243,618	54,329,250
Building Products–1.63%
Carlisle Cos., Inc.	74,316	25,333,581
Johnson Controls International PLC	254,720	30,377,907
		55,711,488
Communications Equipment–1.36%
Cisco Systems, Inc.	595,203	46,616,299
Construction Materials–1.14%
CRH PLC	318,729	39,015,617
Consumer Finance–1.70%
American Express Co.	109,214	38,461,894
Capital One Financial Corp.	89,751	19,649,187
		58,111,081
Consumer Staples Merchandise Retail–1.41%
Walmart, Inc.	404,188	48,154,958
Data Center REITs–0.78%
Digital Realty Trust, Inc.	160,210	26,586,850
Diversified Banks–5.66%
Bank of America Corp.	979,437	52,106,049
JPMorgan Chase & Co.	289,524	88,562,496
Wells Fargo & Co.	581,537	52,623,283
		193,291,828
Electric Utilities–1.18%
PPL Corp.	1,109,419	40,216,439
Electrical Components & Equipment–3.15%
Eaton Corp. PLC	103,826	36,486,533
Emerson Electric Co.	204,248	30,016,286
Rockwell Automation, Inc.	97,543	41,129,006
		107,631,825
Shares		Value
Electronic Manufacturing Services–0.82%
TE Connectivity PLC (Switzerland)	125,558	$27,971,811
Environmental & Facilities Services–0.81%
Republic Services, Inc.	129,045	27,756,289
Financial Exchanges & Data–1.24%
Cboe Global Markets, Inc.	159,662	42,320,010
Food Distributors–0.82%
Sysco Corp.	335,661	28,145,175
Health Care Distributors–0.81%
McKesson Corp.	33,503	27,848,029
Health Care Equipment–1.92%
Abbott Laboratories	241,873	26,436,719
Medtronic PLC	381,990	39,329,690
		65,766,409
Health Care Services–0.96%
CVS Health Corp.	440,227	32,805,716
Home Improvement Retail–1.42%
Lowe’s Cos., Inc.	181,575	48,491,420
Homebuilding–0.58%
D.R. Horton, Inc.	133,085	19,808,371
Hotels, Resorts & Cruise Lines–2.07%
Marriott International, Inc., Class A	113,034	35,639,620
Royal Caribbean Cruises Ltd.(b)	107,818	35,003,114
		70,642,734
Household Products–1.60%
Procter & Gamble Co. (The)	359,966	54,632,040
Industrial Gases–0.96%
Linde PLC	72,014	32,908,238
Industrial Machinery & Supplies & Components–1.94%
Lincoln Electric Holdings, Inc.	87,731	23,279,421
Parker-Hannifin Corp.	45,949	43,000,912
		66,280,333
Industrial REITs–1.34%
Prologis, Inc.	349,681	45,654,351
Insurance Brokers–0.98%
Marsh & McLennan Cos., Inc.	177,334	33,372,485
Integrated Oil & Gas–1.46%
Chevron Corp.	281,776	49,846,174
Integrated Telecommunication Services–0.88%
AT&T, Inc.	1,147,491	30,075,739
Interactive Media & Services–9.91%
Alphabet, Inc., Class A	704,051	237,969,238
Meta Platforms, Inc., Class A	140,392	100,590,868
		338,560,106
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Investment Banking & Brokerage–1.51%
Charles Schwab Corp. (The)	495,571	$51,499,738
Life Sciences Tools & Services–1.56%
Danaher Corp.	167,955	36,763,670
Lonza Group AG (Switzerland)	24,283	16,499,085
		53,262,755
Managed Health Care–0.54%
UnitedHealth Group, Inc.	64,501	18,507,272
Multi-Utilities–1.36%
Ameren Corp.	251,641	25,989,483
CMS Energy Corp.	286,417	20,475,951
		46,465,434
Oil & Gas Exploration & Production–1.07%
ConocoPhillips	349,711	36,450,378
Oil & Gas Storage & Transportation–0.84%
Williams Cos., Inc. (The)	428,933	28,850,034
Pharmaceuticals–2.93%
Eli Lilly and Co.	63,423	65,779,164
Johnson & Johnson	150,716	34,250,211
		100,029,375
Property & Casualty Insurance–1.44%
American International Group, Inc.	244,408	18,301,271
Hartford Insurance Group, Inc. (The)	228,100	30,807,186
		49,108,457
Rail Transportation–1.23%
Union Pacific Corp.	178,688	42,009,549
Restaurants–1.25%
McDonald’s Corp.	136,114	42,875,910
Semiconductor Materials & Equipment–2.64%
Applied Materials, Inc.	94,358	30,413,471
ASML Holding N.V., New York Shares (Netherlands)	41,996	59,760,308
		90,173,779
Semiconductors–10.41%
Broadcom, Inc.	362,846	120,210,880
NVIDIA Corp.	1,037,960	198,385,295
Texas Instruments, Inc.	172,183	37,114,045
		355,710,220
Shares		Value
Specialty Chemicals–0.55%
DuPont de Nemours, Inc.	427,901	$18,793,412
Systems Software–6.42%
Microsoft Corp.	509,721	219,327,849
Technology Hardware, Storage & Peripherals–5.14%
Apple, Inc.	677,046	175,679,896
Telecom Tower REITs–0.69%
American Tower Corp.	132,142	23,690,418
Tobacco–1.53%
Philip Morris International, Inc.	290,591	52,143,649
Transaction & Payment Processing Services–1.55%
Visa, Inc., Class A	164,189	52,840,946
Total Common Stocks & Other Equity Interests (Cost $1,922,260,552)		3,392,558,938
Money Market Funds–0.62%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d)	7,415,575	7,415,575
Invesco Treasury Portfolio, Institutional Class, 3.57%(c)(d)	13,901,687	13,901,687
Total Money Market Funds (Cost $21,317,262)		21,317,262
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,943,577,814)		3,413,876,200
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.73%
Invesco Private Government Fund, 3.65%(c)(d)(e)	6,938,909	6,938,909
Invesco Private Prime Fund, 3.80%(c)(d)(e)	17,993,503	17,998,901
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,937,810)		24,937,810
TOTAL INVESTMENTS IN SECURITIES–100.63% (Cost $1,968,515,624)		3,438,814,010
OTHER ASSETS LESS LIABILITIES—(0.63)%		(21,479,902)
NET ASSETS–100.00%		$3,417,334,108
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,678,665	$33,658,333	$(31,921,423)	$-	$-	$7,415,575	$111,221
Invesco Treasury Portfolio, Institutional Class	10,676,000	62,508,331	(59,282,644)	-	-	13,901,687	205,492
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	18,054,861	(11,115,952)	-	-	6,938,909	49,228*
Invesco Private Prime Fund	-	33,093,506	(15,096,121)	-	1,516	17,998,901	134,505*
Total	$16,354,665	$147,315,031	$(117,416,140)	$-	$1,516	$46,255,072	$500,446

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,358,209,330	$34,349,608	$—	$3,392,558,938
Money Market Funds	21,317,262	24,937,810	—	46,255,072
Total Investments	$3,379,526,592	$59,287,418	$—	$3,438,814,010
Invesco Rising Dividends Fund